UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended  December 31, 2008
Check here if Amendment  [    ]; Amendment Number:
This Amendment (Check only one.):  [    ]  is a restatement.
					     [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Church Capital Management, LLC
Address:	301 Oxford Valley Road, Suite 801B
		Yardley, PA  19067

13F File Number:	28-6548

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jerome H. Walther
Title:	Executive Vice President
Phone:	(215) 321-1900
Signature, Place, and Date of Signing:

	Jerome H. Walther    Yardley, PA   January 28, 2009

Report Type  (Check only one.):

[  X  ]	13F HOLDINGS REPORT

[     ]	13F NOTICE

[     ]  	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.






FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		122

Form 13F Information Table Value Total:		$110,416 (x1000)

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      473  8214.00 SH       SOLE                           8214.00
AT&T Corp.                     COM              00206r102     2339 82087.00 SH       SOLE                          82087.00
                                                                45  1570.00 SH       OTHER                          1570.00
Adelphia Recovery TRCV Ser     COM              00685r409        0 19536.00 SH       OTHER                         19536.00
Advantedge Intl Inc F          COM              007984107        0 59879.00 SH       SOLE                          59879.00
Agilent Technologies           COM              00846u101     1376 88009.00 SH       SOLE                          88009.00
                                                                63  4000.00 SH       OTHER                          4000.00
Alcoa Inc.                     COM              013817101      521 46293.26 SH       SOLE                          46293.26
American Int'l Group           COM              026874107       70 44721.00 SH       SOLE                          44721.00
                                                                 2  1175.00 SH       OTHER                          1175.00
Amgen Inc.                     COM              031162100     1527 26450.00 SH       SOLE                          26450.00
                                                                69  1194.00 SH       OTHER                          1194.00
Archer Daniels Midland         COM              039483102     3401 117965.00SH       SOLE                         117965.00
                                                                81  2800.00 SH       OTHER                          2800.00
BP PLC ADR                     COM              055622104      633 13535.00 SH       SOLE                          13535.00
Baker Hughes                   COM              057224107     1127 35140.00 SH       SOLE                          35140.00
                                                                30   920.00 SH       OTHER                           920.00
Bank of America                COM              060505104     4305 305720.90SH       SOLE                         305720.90
                                                                31  2200.00 SH       OTHER                          2200.00
Barrick Gold Corp              COM              067901108     3713 100992.00SH       SOLE                         100992.00
                                                               108  2950.00 SH       OTHER                          2950.00
Baxter International           COM              071813109     4831 90145.00 SH       SOLE                          90145.00
                                                               105  1950.00 SH       OTHER                          1950.00
Boyd Gaming Corp               COM              103304101      115 24375.00 SH       SOLE                          24375.00
Bristol Myers Squibb           COM              110122108      197  8460.00 SH       SOLE                           8460.00
                                                                80  3440.00 SH       OTHER                          3440.00
Chevron Corp                   COM              166764100     3891 52601.00 SH       SOLE                          52601.00
                                                               106  1435.00 SH       OTHER                          1435.00
Cimarex Energy Co              COM              171798101     1023 38185.00 SH       SOLE                          38185.00
                                                                18   661.18 SH       OTHER                           661.18
Cisco Systems Inc              COM              17275r102     1758 107843.00SH       SOLE                         107843.00
                                                               836 51300.00 SH       OTHER                         51300.00
Citigroup                      COM              172967101      549 81785.86 SH       SOLE                          81785.86
                                                                38  5684.38 SH       OTHER                          5684.38
Coca-Cola Company              COM              191216100      666 14708.74 SH       SOLE                          14708.74
ConocoPhillips                 COM              20825c104     2069 39938.00 SH       SOLE                          39938.00
                                                                21   400.00 SH       OTHER                           400.00
Corning Inc                    COM              219350105     1238 129890.00SH       SOLE                         129890.00
                                                                16  1627.84 SH       OTHER                          1627.84
Datatrak Intl. Inc.            COM              238134100        4 17000.00 SH       SOLE                          17000.00
Diageo PLC Adr                 COM              25243q205     2976 52453.00 SH       SOLE                          52453.00
                                                                62  1100.00 SH       OTHER                          1100.00
Dow Chemical                   COM              260543103      889 58894.00 SH       SOLE                          58894.00
                                                                33  2200.00 SH       OTHER                          2200.00
E M C Corp                     COM              268648102     1755 167625.00SH       SOLE                         167625.00
                                                                 4   350.00 SH       OTHER                           350.00
Electronic Arts                COM              285512109      484 30145.00 SH       SOLE                          30145.00
                                                                 7   450.00 SH       OTHER                           450.00
Eli Lilly                      COM              532457108      302  7490.00 SH       SOLE                           7490.00
                                                                 4   100.00 SH       OTHER                           100.00
Exxon Mobil Corp               COM              30231g102     2999 37566.56 SH       SOLE                          37566.56
                                                                90  1128.57 SH       OTHER                          1128.57
FPL Group                      COM              302571104     3291 65395.00 SH       SOLE                          65395.00
                                                                35   700.00 SH       OTHER                           700.00
Fulton Financial Corp          COM              360271100      125 12989.00 SH       SOLE                          12989.00
                                                                10  1022.94 SH       OTHER                          1022.94
Genentech Inc                  COM              368710406     3266 39390.00 SH       SOLE                          39390.00
                                                                46   560.00 SH       OTHER                           560.00
General Electric Corp          COM              369604103     3516 217067.09SH       SOLE                         217067.09
                                                               209 12903.86 SH       OTHER                         12903.86
Genzyme Corp.                  COM              372917104     1762 26548.00 SH       SOLE                          26548.00
                                                                64   970.00 SH       OTHER                           970.00
Halliburton Company            COM              406216101      455 25015.00 SH       SOLE                          25015.00
Intel Corp                     COM              458140100     1724 117594.14SH       SOLE                         117594.14
                                                                78  5295.72 SH       OTHER                          5295.72
Intl Business Machines         COM              459200101      278  3302.00 SH       SOLE                           3302.00
                                                                 8   100.00 SH       OTHER                           100.00
J.P.M. Co.                     COM              465933109        0   300.00 SH       SOLE                            300.00
                                                                 0 20000.00 SH       OTHER                         20000.00
JP Morgan Chase                COM              46625h100      356 11275.00 SH       SOLE                          11275.00
                                                                98  3100.00 SH       OTHER                          3100.00
Johnson & Johnson              COM              478160104     5819 97254.00 SH       SOLE                          97254.00
                                                               191  3193.10 SH       OTHER                          3193.10
Kushner-Locke Co New           COM              501337406        0 10000.00 SH       SOLE                          10000.00
Lakeland Bancorp               COM              511637100      193 17109.00 SH       SOLE                          17109.00
Lowes                          COM              548661107     2298 106775.00SH       SOLE                         106775.00
                                                                60  2800.00 SH       OTHER                          2800.00
Macy's Inc                     COM              55616p104      501 48379.00 SH       SOLE                          48379.00
                                                                 2   225.00 SH       OTHER                           225.00
Marvell Tech Group LTD         COM              g5876h105      252 37825.00 SH       SOLE                          37825.00
Maxim Integ'd Products         COM              57772k101      304 26600.00 SH       SOLE                          26600.00
Microsoft                      COM              594918104      272 13971.00 SH       SOLE                          13971.00
                                                                88  4524.30 SH       OTHER                          4524.30
Middlebrook Pharma             COM              596087106       15 10000.00 SH       SOLE                          10000.00
Nabors Industries LTD          COM              g6359f103     1126 94055.00 SH       SOLE                          94055.00
                                                                36  3000.00 SH       OTHER                          3000.00
Newmont Mining                 COM              651639106     3568 87673.00 SH       SOLE                          87673.00
                                                                71  1750.00 SH       OTHER                          1750.00
News Corp Ltd Cl. A            COM              65248e104      595 65483.00 SH       SOLE                          65483.00
                                                                40  4400.00 SH       OTHER                          4400.00
PPL Corporation                COM              69351t106        6   184.00 SH       SOLE                            184.00
                                                               374 12172.04 SH       OTHER                         12172.04
Pepsico Inc                    COM              713448108     2428 44333.00 SH       SOLE                          44333.00
                                                                72  1308.82 SH       OTHER                          1308.82
Pfizer Inc                     COM              717081103     1547 87338.10 SH       SOLE                          87338.10
                                                                51  2882.00 SH       OTHER                          2882.00
Procter & Gamble               COM              742718109     5338 86343.00 SH       SOLE                          86343.00
                                                                74  1200.00 SH       OTHER                          1200.00
Progress Energy, Inc.          COM              743263105     4783 120015.00SH       SOLE                         120015.00
                                                                95  2380.70 SH       OTHER                          2380.70
Qualcomm Inc                   COM              747525103      211  5895.00 SH       SOLE                           5895.00
Royal Dutch Shell A            COM              780259206     2722 51419.62 SH       SOLE                          51419.62
                                                                69  1307.51 SH       OTHER                          1307.51
SPDA Trust Unit Ser 1          COM              78462f103     1248 13825.00 SH       SOLE                          13825.00
Tesoro Corp                    COM              881609101     3166 240400.00SH       SOLE                         240400.00
                                                                51  3900.00 SH       OTHER                          3900.00
Texas Instruments Inc          COM              882508104     1707 110008.00SH       SOLE                         110008.00
                                                                59  3800.00 SH       OTHER                          3800.00
Time Warner                    COM              887317105     1784 177291.92SH       SOLE                         177291.92
                                                                37  3649.92 SH       OTHER                          3649.92
Titan Trading Analytics        COM              887902104        6 22000.00 SH       SOLE                          22000.00
Union Pacific Corp             COM              907818108     1553 32480.00 SH       SOLE                          32480.00
                                                                29   600.00 SH       OTHER                           600.00
United Parcel Service          COM              911312106     2204 39950.00 SH       SOLE                          39950.00
                                                                83  1500.00 SH       OTHER                          1500.00
Velcera Inc                    COM              922563101        5 27000.00 SH       SOLE                          27000.00
Verizon Comm                   COM              92343v104      818 24116.00 SH       SOLE                          24116.00
                                                                53  1559.00 SH       OTHER                          1559.00
Wachovia Corp                  COM              929903102      171 30917.00 SH       SOLE                          30917.00
Weatherford Intl. Inc.         COM              947074100     1510 139550.00SH       SOLE                         139550.00
                                                                22  2050.00 SH       OTHER                          2050.00
Williams Companies             COM              969457100      316 21795.00 SH       SOLE                          21795.00